Customer And Supplier Concentration	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Customer And Supplier Concentration	Customer And Supplier Concentration
Significant customers and suppliers are those that account for greater than 10% of the Company’s revenue and purchases.
The Company earned a substantial portion of revenue from two customers in 2019, 2020 and 2021: Customer A amounted to 28%, 21% and 12% of total revenue, respectively, and Customer B amounted to 8%, 11%, and 15% of total revenue, respectively. As of December 31, 2020 and 2021, the amounts due from Customer A included in accounts receivable were $129,895 and $178,506, respectively, and the amounts due from Customer B included in accounts receivable were $100,410 and $159,597, respectively. The loss of the significant customers or the failure to attract new customers could have a material adverse effect on our business, results of operations and financial condition for the Company.
The Company purchased 42%, 52% and 46% of its SOI wafers, a key input into its products, from a single supplier in 2019, 2020 and 2021, respectively. As of December 31, 2020 and 2021, the net amount due to the supplier was $32,450 and $63,237 respectively. Any failure in the supplier’s ability to provide SOI wafers could materially and adversely affect the Company’s results of operations, financial condition, business and prospects.